SHAREHOLDERS' EQUITY (Schedule of Weighted Average Assumptions) (Details)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
SHAREHOLDERS' EQUITY [Abstract]
Risk free interest	0.57%	1.00%
Dividend yields	0.00%	0.00%
Volatility	81.00%	127.00%
Expected life (in years)	4 years	4 years